UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Arience Capital Management, L.P.
Address: 745 Fifth Avenue, 7th Floor

         New York, NY  10151

13F File Number:  28-10758

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
           By:  Caryn Seidman-Becker, Managing Member
Title:
Phone:     212-303-3700

Signature, Place, and Date of Signing:

     /s/ Caryn Seidman-Becker     New York, NY     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $1,412,556 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    13210   142600 SH       SOLE                   142600        0        0
APPLE INC                      COM              037833100    33134   167275 SH       SOLE                   167275        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102    45246   974500 SH       SOLE                   974500        0        0
BAXTER INTL INC                COM              071813109   127870  2202751 SH       SOLE                  2202751        0        0
BOYD GAMING CORP               COM              103304101    60171  1766111 SH       SOLE                  1766111        0        0
BURGER KING HLDGS INC          COM              121208201   126630  4441593 SH       SOLE                  4441593        0        0
DST SYS INC DEL                COM              233326107   130529  1581211 SH       SOLE                  1581211        0        0
EAGLE MATERIALS INC            COM              26969p108   103363  2913289 SH       SOLE                  2913289        0        0
EASTMAN KODAK CO               COM              277461109    28658  1310389 SH       SOLE                  1310389        0        0
ELECTRONIC ARTS INC            COM              285512109   108383  1855564 SH       SOLE                  1855564        0        0
GAFISA S A                     SPONS ADR        362607301    65416  1746760 SH       SOLE                  1746760        0        0
HEALTHSOUTH CORP               COM NEW          421924309    66062  3145801 SH       SOLE                  3145801        0        0
HEXCEL CORP NEW                COM              428291108    23274   958572 SH       SOLE                   958572        0        0
INVESCO LTD                    SHS              g491bt108    27580   878900 SH       SOLE                   878900        0        0
J CREW GROUP INC               COM              46612h402    23507   487596 SH       SOLE                   487596        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302    54767  1595303 SH       SOLE                  1595303        0        0
MANNKIND CORP                  COM              56400p201    10450  1312800 SH       SOLE                  1312800        0        0
MERCADOLIBRE INC               COM              58733r102     8799   119100 SH       SOLE                   119100        0        0
MONSTER WORLDWIDE INC          COM              611742107    49703  1534030 SH       SOLE                  1534030        0        0
SEAGATE TECHNOLOGY             SHS              g7945j104    72622  2847910 SH       SOLE                  2847910        0        0
SEARS HLDGS CORP               COM              812350106    24817   243183 SH       SOLE                   243183        0        0
SHIRE PLC                      SPONSORED ADR    82481r106    29078   421722 SH       SOLE                   421722        0        0
TENNECO INC                    COM              880349105    70095  2688719 SH       SOLE                  2688719        0        0
THERAVANCE INC                 COM              88338t104     9697   497279 SH       SOLE                   497279        0        0
UAL CORP                       COM NEW          902549807    85143  2387645 SH       SOLE                  2387645        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101    14352  1172539 SH       SOLE                  1172539        0        0